Warrants	12 Months Ended
Jun. 30, 2026
Warrants [Abstract]
WARRANTS

Note 12 - Warrants

On December 20, 2021 and May 13, 2022, the Company issued warrants to settle the commission of the agent in connection with the issuance of the convertible notes during the year ended June 30, 2022. The warrants entitle the holder to purchase 157,934 ordinary shares (0 shares retrospectively adjusted for effect of the Company’s common reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) at an exercise price equal to $2 per share ($250,000,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) and 386,585 ordinary shares (0 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) of the Company’s common stock at an exercise price equal to $0.49 per share ($61,250,000 per share retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026), respectively, at any time within a term of five year after issuance. The Company determined that these warrants are free standing financial instruments that are legally detachable and separately exercisable from the common stock of the Company. In accordance with the accounting guidance, the outstanding warrants are recognized as additional paid in capital on the balance sheet and are measured at their inception date fair value.

As of June 30, 2026 and 2025, the Company had approximately 0 and 0 warrants outstanding, respectively, and there were zero warrants exercised or repurchased.

The 2021 warrants were valued using the Black-Scholes value option pricing model with the following inputs: volatility of 117%; risk-free interest rate of 2.04%; expected term of 5 years; exercise price $0.49 and 0% dividend yield.

The 2022 warrants were valued using the Black-Scholes value option pricing model with the following inputs: volatility of 129%; risk-free interest rate of 0.27%; expected term of 5 years; exercise price $2 and 0% dividend yield.